ACQUIRED INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Acquired intangible assets
Impairment of acquired intangible assets	$ 494
Beijing Weland International Education and Technology Corp.,
Acquired intangible assets
Exchange difference	14	14
Acquired intangible assets, gross, after exchange difference	610	610
Less: Accumulated amortization	(128)	(128)
Less: Accumulated impairment	(494)	(494)
Exchange difference	12	12
Impairment of acquired intangible assets	494
Beijing Weland International Education and Technology Corp., | Trademark
Acquired intangible assets
Acquired intangible assets, gross	408	408
Impairment of acquired intangible assets	359
Beijing Weland International Education and Technology Corp., | Non-Compete Agreement
Acquired intangible assets
Acquired intangible assets, gross	188	188
Impairment of acquired intangible assets	$ 135